Related party disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related party disclosures
Short-term benefits	$ 3.0	$ 4.5
Share-based payments	4.9	6.4
Total	$ 7.9	$ 10.9